March 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  Dreyfus BNY Mellon Funds, Inc.
   – Dreyfus Alternative Diversifier Strategies Fund
              – Dreyfus Emerging Markets Debt U.S. Dollar Fund
              – Dreyfus Global Emerging Markets Fund
              – Dreyfus Select Managers Long/Short Fund
              – Dreyfus Yield Enhancement Strategy Fund (the "Funds")

             1933 Act File No.: 333-192305
             1940 Act File No.: 811-22912
             CIK No.: 0001591556

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 40 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2017.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Paralegal